Consolidated Condensed Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues, net	$ 10,195,968	$ 10,228,389	$ 25,856,310	$ 20,407,258	$ 25,743,612	$ 20,371,826
Cost of revenues	7,763,617	7,327,701	20,217,670	14,595,780	19,329,831	12,959,749
Gross profit	2,432,351	2,900,688	5,638,640	5,811,478	6,413,781	7,412,077
Operating expense:
General and administrative	4,262,707	2,295,101	11,183,305	7,049,288	13,189,879	7,689,898
Research and development	98,952	60,403	368,555	357,955	465,940	1,008,433
Total operating expense	4,361,659	2,355,504	11,551,860	7,407,243	13,655,819	8,698,331
Income (loss) from operations	(1,929,308)	545,184	(5,913,220)	(1,595,765)	(7,242,038)	(1,286,254)
Other income (expense):
Interest expense, net	(188,457)	(186,883)	(542,656)	(462,581)	(635,445)	(818,234)
Other income (expense), net	38,796	111,993	42,067	153,157	200,589	42,505
Changes in fair value of derivative liabilities	821,528		(334,990)		861,302
Gain from settlements of liabilities	36,080		165,378		276,026
Total other income (expense)	707,947	(74,890)	(670,201)	(309,424)	702,472	(775,729)
Net income (loss)	(1,221,361)	470,294	(6,583,421)	(1,905,189)	(6,539,566)	(2,061,983)
Comprehensive gain (loss):
Net income (loss)	(1,221,361)	470,294	(6,583,421)	(1,905,189)	(6,539,566)	(2,061,983)	[1]
Other comprehensive loss:
Foreign currency translation loss	(18,875)	(18,012)	(44,561)	(34,538)	(34,930)	(12,918)
Total comprehensive loss	$ (1,240,236)	$ 452,282	$ (6,627,982)	$ (1,939,727)	$ (6,574,496)	$ (2,074,901)
Net income (loss) per common share - basic	$ (0.12)	$ 0.09	$ (0.66)	$ (0.39)
Net income (loss) per common share - diluted	$ (0.12)	$ 0.08	$ (0.66)	$ (0.39)
Net loss per common share - basic and diluted					$ (1.20)	$ (0.48)
Weighted average number of common shares outstanding - basic	10,095,889	5,379,762	9,946,737	4,910,245
Weighted average number of common shares outstanding - diluted	10,095,889	5,810,755	9,946,737	4,910,245
Weighted average number of common shares outstanding - basic and diluted					5,455,161	4,299,315

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis